Leases - Schedule of lease liabilities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Balance	₩ 83,431	₩ 88,512
Additions and others	64,172	52,663
Interest expense	3,664	4,456	₩ 4,085
Repayment of liabilities	(66,941)	(62,200)	(64,570)
Balance	₩ 84,326	₩ 83,431	₩ 88,512